Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (182,544)	£ (180,541)	£ (140,926)
Recognized in revenue during the period	132,606	31,072	75,882
Cash received/amounts invoiced during the period	(117,890)	(33,075)	(115,497)
Contract liabilities - deferred revenue at end of period	(167,828)	(182,544)	(180,541)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	36,239	69,828	40,544
Recognized in revenue during the period	64,230	33,567	66,055
Cash received/amounts invoiced during the period	(46,964)	(67,156)	(36,771)
Contract assets - accrued revenue at end of period	53,505	36,239	69,828
Contract liabilities - deferred revenue at beginning of period	(165,847)	(155,931)	(117,984)
Recognized in revenue during the period	132,606	31,072	75,882
Cash received/amounts invoiced during the period	(117,890)	(33,075)	(115,497)
Reclassified during the period	(9,423)	(7,913)	1,668
Contract liabilities - deferred revenue at end of period	(160,554)	(165,847)	(155,931)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(16,697)	(24,610)	(22,942)
Reclassified during the period	9,423	7,913	(1,668)
Contract liabilities - deferred revenue at end of period	£ (7,274)	£ (16,697)	£ (24,610)